Stockholders’ Equity (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Apr. 30, 2026	Dec. 31, 2025	Jul. 31, 2025
Stockholders’ Equity (Tables) [Line Items]
Schedule of Reserved Shares of Class A Common Stock

The Company has reserved shares of Class A common stock for issuance related to the following as of March 31, 2026:

Warrants to purchase Class A common stock	17,900,000
Employee stock purchase plan	1,000,000
RSUs, issued and outstanding	8,329,904
Stock options and RSUs, authorized for future issuance, increased by 5% January 1st	2,641,823
Total shares reserved	29,871,727

The Company has reserved shares of Class A common stock for issuance related to the following as of December 31, 2025:

Warrants to purchase Class A common stock	17,900,000
Employee stock purchase plan	1,000,000
RSUs, issued and outstanding	5,984,957
Stock options and RSUs, authorized for future issuance	4,464,307
Total shares reserved	29,349,264

Schedule of RSU Activity

A summary of RSU activity for the three months ended March 31, 2026, under the 2025 Plan is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2025	4,798,167	$12.03
Granted	6,600,180	0.17
Vested	(6,615,060)	0.22
Cancelled or forfeited	(3,915,287)	10.15
Unvested as of March 31, 2026	868,000	$10.77

A summary of RSU activity for the year ended December 31, 2025, under the 2025 Plan is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	—	$—
Granted	5,334,000	7.27
Vested	(105,833)	22.00
Cancelled or forfeited	(430,000)	22.00
Unvested as of December 31, 2025	4,789,167	$12.03

Schedule of RSU Activity for Contractors

A summary of RSU activity for contractors for the three months ended March 31, 2026, under the 2025 Plan is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2025	693,895	$1.61
Granted	—	—
Vested	(459,782)	1.61
Cancelled or forfeited	(234,113)	1.61
Unvested as of March 31, 2026	—	—

DevvStream Corp [Member]
Stockholders’ Equity (Tables) [Line Items]
Schedule of Share Purchase Warrants Outstanding

The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2024	132,811	$47.23	0.67
Issued on RTO (Note 4)	22,699,987	$1.52	—
Exercised	(9,176)	$9.50	—
Expired	(105,032)	$56.90	—
Balance, July 31, 2025	22,718,590	$1.53	4.27
Issued	250,025	$0.00	—
Balance, April 30, 2026	22,968,615	$1.51	3.48

As at April 30, 2026, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date
18,603	CAD$ 9.60	September 29, 2026
22,699,987*	$ 1.52	November 6, 2029
250,025	$ 0.00	N/A
22,968,615

*        Each warrant exercisable for 0.09692 common stock.

The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2023	150,908	$44.69	1.85
Exercised	(18,097)	$9.73	—
Balance, July 31, 2024	132,811	$47.23	0.67
Issued on RTO (Note 4)	22,699,987	$1.52	—
Exercised	(9,176)	$9.50	—
Expired	(105,032)	$56.90	—
Balance, July 31, 2025	22,718,590	$1.53	4.27

As at July 31, 2025, the following share purchase warrants were outstanding:

Number of warrants outstanding		Exercise price	Expiry date
18,603		CAD$ 13.08	September 29, 2026
22,699,987	*	$ 1.52	November 6, 2029
22,718,590

*        Each warrant exercisable for 0.09692 common stock.

Schedule of Stock Options Activity

The continuity of the Company’s stock options is as follows:

	Number of stock options	Weighted average exercise price
Outstanding, October 31, 2024 and July 31, 2024	62,772	$40.20
Forfeited	(1,395)	$37.74
Granted	50,000	$2.32
Cancelled	(2,733)	$37.74
Outstanding, July 31, 2025	108,644	$22.79
Forfeited	(10,000)	$2.32
Outstanding, April 30, 2026	98,644	$25.18
Exercisable, July 31, 2025	51,859	$40.16
Exercisable, April 30, 2026	72,401	$33.02

The continuity of the Company’s stock options is as follows:

	Number of stock options	Weighted average exercise price
Outstanding, October 31, 2024 and July 31, 2024	62,772	$40.20
Forfeited	(1,395)	$37.74
Granted	50,000	$2.32
Cancelled	(2,733)	$37.74
Outstanding, July 31, 2025	108,644	$22.79
Exercisable, July 31, 2024	33,496	$40.10
Exercisable, July 31, 2025	51,859	$40.16

Schedule of Stock Options Outstanding and Exercisable

As at April 30, 2026, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price		Expiry date	Number of options exercisable
2,676	CAD$	52.40	January 17, 2028	2,676
9,176	CAD$	52.40	February 6, 2028	9,176
8,411	CAD$	72.60	May 15, 2028	7,723
764	CAD$	77.20	June 26, 2028	764
40,000		$2.32	March 26, 2030	14,445
22,938	CAD$	52.40	January 17, 2032	22,938
4,588	CAD$	52.40	March 1, 2032	4,588
917	CAD$	52.40	March 14, 2032	917
7,646	CAD$	52.40	October 12, 2032	7,646
1,528	CAD$	52.40	February 6, 2033	1,528
98,644				72,401

As at July 31, 2025, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price	Expiry date	Number of options exercisable
2,676	CAD$ 52.40	January 17, 2028	2,676
9,176	CAD$ 52.40	February 6, 2028	9,176
8,411	CAD$ 72.60	May 15, 2028	7,035
764	CAD$ 77.20	June 26, 2028	764
50,000	$ 2.32	March 26, 2030	—
22,938	CAD$ 52.40	January 17, 2032	19,500
4,588	CAD$ 52.40	March 1, 2032	3,900
917	CAD$ 52.40	March 14, 2032	780
7,646	CAD$ 52.40	October 12, 2032	6,500
1,528	CAD$ 52.40	February 6, 2033	1,528
108,644			51,859

Schedule of RSUs Outstanding

The continuity of the Company’s RSU’s is as follows:

Number of RSUs
Outstanding, July 31, 2024	121,475
Granted	30,586
Forfeited	(3,753)
Outstanding, July 31, 2025	148,308
Forfeited	(319)
Outstanding, April 30, 2026	147,989

The continuity of the Company’s RSU’s is as follows:

Number of RSUs
Outstanding, July 31, 2023	103,686
Granted	17,789
Outstanding, July 31, 2024	121,475
Granted	30,586
Forfeited	(3,753)
Outstanding, July 31, 2025	148,308

Schedule of RSUs Outstanding

As at April 30, 2026, the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs Vested
917	November 30, 2021	917
38,232	December 24, 2021	38,232
1,009	March 1, 2022	1,009
62,702	March 14, 2022	62,702
14,543	July 30, 2024	8,641
30,586	March 26, 2025	30,586
147,989		142,087

As at July 31, 2025, the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs Vested
917	November 30, 2021	917
38,232	December 24, 2021	32,496
1,009	March 1, 2022	1,009
62,702	March 14, 2022	53,985
14,862	July 30, 2024	7,086
30,586	March 26, 2025	25,998
148,308		121,491

Contractors [Member]
Stockholders’ Equity (Tables) [Line Items]
Schedule of RSU Activity

A summary of RSU activity for contractors for the year ended December 31, 2025, under the 2025 Plan is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	—	$—
Granted	1,080,957	1.61
Vested	(387,062)	1.61
Cancelled or forfeited	—
Unvested as of December 31, 2025	693,895	1.61